Premises And Equipment - Details of premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,777,847	₩ 2,789,176	₩ 2,839,643	₩ 2,897,602
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,457,047	4,430,941
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,678,540)	(1,641,105)
Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,695,357	1,719,325	1,726,045	1,761,159
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,696,017	1,719,985
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Land | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	730,676	756,964	787,040	802,299
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,078,385	1,076,091
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(347,709)	(319,127)
Building | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	261,278	258,361	268,225	278,016
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,179,928	1,156,479
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(918,650)	(898,118)
Equipment and vehicles | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Net carrying value	58,352	51,354	50,085	54,839
Leasehold improvements | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	470,513	475,195
Leasehold improvements | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(412,161)	(423,841)
Leasehold improvements | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	32,184	3,171	8,246	1,287
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	32,184	3,171
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	1	₩ 2	₩ 2
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20	20
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(20)	(19)
Structures | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 0	₩ 0